Supplemental Information On Oil And Natural Gas Producing Activities (Narrative) (Detail)								12 Months Ended		12 Months Ended
	Dec. 31, 2013 Bcfe MMcfe	Dec. 31, 2012 Bcfe MMcfe	Dec. 31, 2011 MMcfe	Dec. 31, 2013 Sanchez Energy Partners I Bcfe	Dec. 31, 2013 Cherokee Basin [Member] Bcfe	Dec. 31, 2013 Black Warrior Basin [Member] Bcfe	Dec. 31, 2012 Black Warrior Basin [Member] Bcfe	Dec. 31, 2013 Oil [Member]	Dec. 31, 2012 Oil [Member] Black Warrior Basin [Member] Bcfe	Dec. 31, 2013 Natural Gas Liquids [Member]	Dec. 31, 2013 Natural Gas [Member]	Dec. 31, 2012 Natural Gas [Member] Bcfe	Dec. 31, 2012 Natural Gas [Member] Cherokee Basin [Member]	Dec. 31, 2012 Natural Gas [Member] Black Warrior Basin [Member] Bcfe
Reserve Quantities [Line Items]
Proved reserve estimates	91,254	92,982	201,330
Increase (decrease) in proved reserve estimates	(1.7)	(108.3)		7	4.8	49			2.0					0.2
Reserve revision	78,629	90,001				44.8	97.2
Percentage of reserves											85.00%	93.00%
Weighted-average product price								97.89		41.21	3.706
SEC-required price used to prepare reserve report													2.91	2.85
Increase (decrease) in price used to determine reserve report													0.97	1.35
Actual production amount												12.6
Increase in production												3.8